Main items related to operating activities - Inventories, Components (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Main items related to operating activities
Turnover period for petroleum product inventories	2 months
Inventories
Crude oil and natural gas	$ 2,658	$ 2,208	$ 1,729
Refined products	5,792	4,547	4,047
Chemicals products	1,031	819	917
Trading inventories	4,320	4,613	3,168
Other inventories	2,719	3,060	3,255
Total	16,520	15,247	13,116
Gross value/Cost
Inventories
Crude oil and natural gas	2,658	2,215	1,788
Refined products	5,828	4,577	4,177
Chemicals products	1,089	877	989
Trading inventories	4,320	4,613	3,168
Other inventories	3,632	3,936	4,062
Total	17,527	16,218	14,184
Valuation allowance/Cumulative impairments
Inventories
Crude oil and natural gas		(7)	(59)
Refined products	(36)	(30)	(130)
Chemicals products	(58)	(58)	(72)
Other inventories	(913)	(876)	(807)
Total	$ (1,007)	$ (971)	$ (1,068)	$ (1,395)